Note 2 - Liquidity and Management Plans (Details Textual) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents, at Carrying Value	$ 9,977,495	$ 15,116,531	$ 26,117,134	$ 38,027,509	$ 28,181,531	$ 15,152,226
Working Capital	$ 4,500,000	$ 13,500,000